STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net (Loss) Income	$ (11,502)	$ 1,693	$ (57,835)	$ (22,999)
Adjustments to Reconcile Net (Loss) Income To Net Cash From Operating Activities:
Depreciation and Amortization	360	360	1,440	890
Changes in Operating Assets and Liabilities
Accounts Receivable		198	18,683	2,547
Accrued Compensation	7,100	1,100	31,150	18,900
Accounts Payable and Accrued Liabilities	1,994	1,975	(5,466)	(3,435)
Net Cash from Operating Activities	(2,048)	5,326	(12,028)	(4,097)
Investing activities
Vehicle Purchase			0	(7,200)
Payments Received for Loan Receivable	0	3,565	0	16,037
Net Cash from Investing Activities	0	3,565	0	8,837
Financing Activities
Payments on SBA Loan			0	0
Net Cash from Financing Activities	0	0	0	0
Net Change in Cash	(2,048)	8,891	(12,028)	4,740
Cash at Beginning of Period	10,843	22,871	22,871	18,131
Cash at End of Period	8,795	31,762	10,843	22,871
Supplemental Cash Flow Information
Cash Paid for SBA Interest	729	729	1,619	2,916
Cash Paid for Taxes	$ 0	$ 0	$ 0	$ 0